GENERAL	12 Months Ended
Dec. 31, 2019
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.	General
1)

RedHill Biopharma Ltd. (the “Company”), incorporated in Israel on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (the “Company’s subsidiary”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company, primarily focused on commercialization and development of proprietary drugs for the treatment of gastrointestinal diseases. In November 2019, the U.S. Food and Drug Administration (“FDA”) approved Talicia®, the Company’s first and only product that was developed internally to be approved for marketing by the FDA. The Company plans to launch Talicia® in the U.S. by the end of the first quarter of 2020.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, and the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the NASDAQ Capital Market from December 27, 2012 and have been listed on the NASDAQ Global Market (“NASDAQ”) since July 20, 2018.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	U.S. rights to commercialize and co-promote

Since the Company established commercial presence in the U.S. in 2017, it promoted or commercialized various gastrointestinal (“GI”) related products. As of the date of approval of these financial statements, the Company commercializes only Aemcolo® (rifamycin) in the U.S. for traveler’s diarrhea, for which the Company obtained exclusive U.S. rights to commercialize in October 2019 and commenced commercialization in the U.S. in December 2019. See also note 14(b).

During the reported periods in these financial statements, the Company commercialized EnteraGam® under an exclusive license agreement. In addition, the Company promoted Donnatal®, Esomeprazole Strontium Delayed-Release Capsules 49.3 mg and Mytesi®, under various promotion agreements. At the end of 2019 and early 2020, the Company has terminated the said commercialization and promotion agreements to focus on commercialization its products, Talicia® and Aemcolo®, as described above.

3)

To date, the Company has out-licensed only one of its therapeutic candidates in an exclusive worldwide license agreement that the Company decided to terminate effective December 25, 2019 and has generated limited revenues from its commercial activities. Accordingly, there is no assurance that the Company’s business will generate sustainable positive cash flows. Through December 31, 2019, the Company has an accumulated deficit, and its activities have been funded primarily through public and private offerings of the Company’s securities.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of all of the Company’s therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. The Company believes its existing capital resources should be sufficient to fund its current and planned operations for at least the next 12 months. (see also note 26).

If the Company is unable to out-license, sell or commercialize its therapeutic candidates, generate sufficient and sustainable revenues from its commercial operations, or obtain future financing, the Company may be forced to delay, reduce the scope of, or eliminate one or more of its research and development or commercialization programs, any of which may have a material adverse effect on the Company’s business, financial condition or results of operations.

b.    Approval of financial statements

These financial statements were approved by the Company’s Board of Directors (“BoD”) on March 3, 2020.